RISK MANAGEMENT - Investment debt securities - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	24,400,493	19,332,588
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	39,162,618	34,425,693
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,181,293	34,442,575
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,708,367	9,996,561
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	28,472,926	24,446,014
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	49,697,404	40,438,606
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,708,367	9,996,561
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,149,660	7,716,453
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,558,707	2,280,108
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	11,695,047	6,814,588
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	242,367	298,792
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,400,896	15,949,853
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,649,302	7,376,923
Securities issued or secured by Colombian Government | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,553,693	2,567,463
Securities issued or secured by Colombian Government | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,553,693	2,567,463
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	10,641,558	5,794,832
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,623,734	5,732,620
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	17,824	62,212
Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	15,207,640	14,491,881
Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,060,268	2,298,912
Securities issued or secured by other Colombian Government entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,563,208	5,112,355
Securities issued or secured by other Colombian Government entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,563,208	5,112,355
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	183,760	155,737
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	183,760	155,737
Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	173,682	325,588
Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	289,063	538,200
Securities issued or secured by foreign Governments | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	30,655	26,515
Securities issued or secured by foreign Governments | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	30,655	26,515
Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	75,379	32,079
Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	75,379	32,079
Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,502,810	2,507,038
Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	204,855	145,489
Securities issued or secured by other financial entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,350,549	2,082,993
Securities issued or secured by other financial entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,350,549	2,082,993
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	1,002,194	1,084,461
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	864,036	902,652
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	138,158	181,809
Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	813,342	918,788
Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,813,441	1,223,859
Securities issued by entities of the non-financial sector entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	145,553	143,410
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	8,813	6,406
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,749	2,994
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,064	3,412
Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,968	961
Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	245,692	213,610
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	64,709	63,825
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	32,759	36,635
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	31,950	27,190
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	25,710	39,865
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	15,768	20,585
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,942	19,280
Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,425	1,889
Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,425	1,889
Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	202,264	212,635
Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 533,173	$ 449,815